Schedule of estimated useful life (Details)	Dec. 31, 2023
Software [Member]
Property, Plant and Equipment [Line Items]
Equipment, useful life (Year)	10 years
Computer and Electronic Equipment [Member]
Property, Plant and Equipment [Line Items]
Equipment, useful life (Year)	3 years
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Equipment, useful life (Year)	5 years